As Filed with the Securities and Exchange Commission on February 20, 2020

File No. 333-36975

File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 47	/X/
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
AMENDMENT NO. 50	/X/

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1700

DENVER, CO 80202

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and address of Agent for Service of Process)

COPIES TO:

ANTHONY H. ZACHARSKI, ESQ.
Dechert LLP

90 State House Square

Hartford, CT 06103

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective (check the appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)	[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement of The Marsico Investment Fund (the “Trust”) on Form N-1A is being filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 46 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver in the State of Colorado, on this 20th day of February, 2020.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer	February 20, 2020
Thomas F. Marsico*

/s/ Christopher J. Marsico	Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)	February 20, 2020
Christopher J. Marsico*

/s/ Neil L. Gloude	Vice President, Secretary and Treasurer (Principal Financial Officer and Principal Accounting Officer)	February 20, 2020
Neil L. Gloude**

/s/ Michael D. Rierson	Trustee	February 20, 2020
Michael D. Rierson*

/s/ Joseph T. Willett	Trustee	February 20, 2020
Joseph T. Willett*

/s/ Jay S. Goodgold	Trustee	February 20, 2020
Jay S. Goodgold*

/s/ Matthew C. Flavin	Trustee	February 20, 2020
Matthew C. Flavin***

By:	/s/ Anthony H. Zacharski
Anthony H. Zacharski
As ATTORNEY-IN-FACT

*	Pursuant to powers of attorney filed in Registrant’s Registration Statement (333-36975) on January 28, 2016 and incorporated herein by reference.

**	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 31, 2019 and incorporated herein by reference.

***	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 30, 2020 and incorporated herein by reference.

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase